UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.
Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: _____________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor:  0001633283

Towd Point Mortgage Trust 2025-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information. In addition, please see Item 3, Exhibit 99.6 for a list of Redacted Loan IDs relating to mortgage loans for which the findings and conclusions contained in Item 3, Exhibit 99.1, 99.2, 99.3, 99.4 and 99.5 should be disregarded, as they relate to mortgage loans which are being excluded from a securitization transaction contemplated by Towd Point Mortgage Trust 2025-2.

Item 3.	Exhibits
99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Bulk Acquisition Diligence Summary
Schedule 3 – Data Extract Report
Schedule 4 – Cure Tracking Report
Schedule 5 – Loan Level Tracking Report
Schedule 6 – Data Compare Report
Schedule 7 – Payment History Report
Schedule 8 – CC Report
Schedule 9 – Modification Report
Schedule 10 – Title Report

99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Loan Summary
Schedule 3– Rating Agency Grades
Schedule 4 – Findings Report
Schedule 5 – Data Compare Report

99.3	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 – Title Summary
Schedule 2 – Title Report

99.4	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Conditions Report
Schedule 3 – Custom Upload
Schedule 4 – Loan Level Tape Compare
Schedule 5 – Pay History Report
Schedule 6 – Modification Upload
Schedule 7 – Rating Agency ATR-QM Data Fields

99.5	Disclosures required by Rule 15Ga-2 for JCIII

Schedule 1 – Compliance Summary
Schedule 2 – Data Report
Schedule 3 – Exception Report
Schedule 4 – Itemized Report

99.6	Mortgage Loans Excluded from Securitization Transaction

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: September 26, 2025
TOWD POINT ASSET FUNDING, LLC
(Depositor)

By:	/s/ Michael Hitzmann
Name: Michael Hitzmann
Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Bulk Acquisition Diligence Summary
Schedule 3 – Data Extract Report
Schedule 4 – Cure Tracking Report
Schedule 5 – Loan Level Tracking Report
Schedule 6 – Data Compare Report
Schedule 7 – Payment History Report
Schedule 8 – CC Report
Schedule 9 – Modification Report
Schedule 10 – Title Report

99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Loan Summary
Schedule 3– Rating Agency Grades
Schedule 4 – Findings Report
Schedule 5 – Data Compare Report

99.3	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 – Title Summary
Schedule 2 – Title Report

99.4	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Conditions Report
Schedule 3 – Custom Upload
Schedule 4 – Loan Level Tape Compare
Schedule 5 – Pay History Report
Schedule 6 – Modification Upload
Schedule 7 – Rating Agency ATR-QM Data Fields

99.5	Disclosures required by Rule 15Ga-2 for JCIII

Schedule 1 – Compliance Summary
Schedule 2 – Data Report
Schedule 3 – Exception Report
Schedule 4 – Itemized Report

99.6	Mortgage Loans Excluded from Securitization Transaction